UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 11, 2011
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   32
                                                     ------------

Form 13F Information Table Value Total:              $  177,042
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Big Lots                COM          089302103   2642771            86762SH      SOLE           86762        0         0
Brandywine Realty T     COM           105368203  1706201           146455SH      SOLE          146455        0         0
Brink's Company         COM           109696104  4333432           161214SH      SOLE          161214        0         0
Carter's                COM           146229109  5590876           189457SH      SOLE          189457        0         0
Chart Industries        COM          16115Q308   4495071           133069SH      SOLE          133069        0         0
Covanta Holdings        COM          22282E102   6186423           359885SH      SOLE          359885        0         0
Edwards Lifescience     COM          28176E108   4731969            58535SH      SOLE           58535        0         0
Euronet Worldwide       COM           298736109  3022614           173315SH      SOLE          173315        0         0
General Cable           COM           369300108  6373011           181619SH      SOLE          181619        0         0
Global Payments         COM          37940X102   6141679           132908SH      SOLE          132908        0         0
HCC Insurance Holdi     COM           404132102  6807411           235225SH      SOLE          235225        0         0
Hexcel                  COM           428291108  7242621           400366SH      SOLE          400366        0         0
Host Hotels & Resor     COM          44107P104   7941678           444414SH      SOLE          444414        0         0
IDEX Corporation        COM          45167R104   5263479           134547SH      SOLE          134547        0         0
Jacobs Engineering      COM           469814107  2985293            65110SH      SOLE           65110        0         0
Key Energy Services     COM           492914106  7417681           571470SH      SOLE          571470        0         0
Kinder Morgan Energ     COM           494550106  3111886            44291SH      SOLE           44291        0         0
Kinder Morgan Manag     COM          49455U100   2894886            43285SH      SOLE           43285        0         0
Kroger                  COM           501044101  4768851           213276SH      SOLE          213276        0         0
Neustar                 COM          64126X201   7277276           279358SH      SOLE          279358        0         0
PartnerRe               COM          G6852T105   7429241            92461SH      SOLE           92461        0         0
Pioneer Natural Res     COM           723787107  8767778           100988SH      SOLE          100988        0         0
Reliance Steel & Al     COM           759509102  5843081           114346SH      SOLE          114346        0         0
Roper Industries        COM           776696106  4634792            60641SH      SOLE           60641        0         0
Ross Stores             COM           778296103  6715885           106180SH      SOLE          106180        0         0
SEI Investments         COM           784117103  6335444           266307SH      SOLE          266307        0         0
Southern Union Co.      COM           844030106  6745786           280257SH      SOLE          280257        0         0
Valeant Pharma Int'     COM          91911K102   5673277           200540SH      SOLE          200540        0         0
Wabtec                  COM           929740108  5828795           110206SH      SOLE          110206        0         0
Waddell & Reed Fina     COM           930059100  7154942           202747SH      SOLE          202747        0         0
Weatherford Interna     COM          H27013103   6228937           273199SH      SOLE          273199        0         0
Western Union           COM           959802109  4749092           255740SH      SOLE          255740        0         0

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